Stock-Based Compensations - Summary of Nonvested Stock Shares Activity (Details) - $ / shares			6 Months Ended	12 Months Ended
	May 22, 2023	Mar. 13, 2023	Jun. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
Restricted Stock Units
Share-Based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Beginning balance (in shares)			0
Granted (in shares)	28,217	260,722	288,939
Vested (in shares)			(16,944)
Forfeited (in shares)			0
Ending balance (in shares)			271,995	0
Beginning balance (per share)			$ 0
Granted (per share)	$ 17.72	$ 15.99	16.16
Vested (per share)			15.99
Forfeited (per share)			0
Ending balance (per share)			$ 16.17	$ 0
Performance Share Units
Share-Based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Beginning balance (in shares)			0
Granted (in shares)			490,167
Vested (in shares)			(584)
Forfeited (in shares)			(16,360)
Ending balance (in shares)			473,223	0
Beginning balance (per share)			$ 0
Granted (per share)			20.19
Vested (per share)			20.19
Forfeited (per share)			20.19
Ending balance (per share)			$ 20.19	$ 0
Class P Units [Member]
Share-Based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Beginning balance (in shares)			3,533
Granted (in shares)			0
Vested (in shares)			(3,533)
Forfeited (in shares)			0
Ending balance (in shares)			0	3,533
Beginning balance (per share)			$ 151.57
Granted (per share)			0
Vested (per share)			151.57
Forfeited (per share)			0
Ending balance (per share)			$ 0	$ 151.57
Atlas Sand Company LLC [Member] | ASCO incentive plan | Class P Units [Member]
Share-Based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Beginning balance (in shares)			3,533	2,833	2,500
Granted (in shares)				2,200	2,500
Vested (in shares)				(1,500)	(2,167)
Forfeited (in shares)				0	0
Ending balance (in shares)				3,533	2,833
Beginning balance (per share)			$ 151.57	$ 151.57	$ 151.57
Granted (per share)				151.57	0
Vested (per share)				151.57	151.57
Forfeited (per share)				0	0
Ending balance (per share)				$ 151.57	$ 151.57